Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	PEABODY ENERGY CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16463
Entity Tax Identification Number	13-4004153
Entity Address, Address Line One	1245 J.J. Kelley Memorial Drive,
Entity Address, City or Town	St. Louis,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63131
City Area Code	(314)
Local Phone Number	342-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BTU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001064728
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	1245 J.J. Kelley Memorial Drive,
Entity Address, City or Town	St. Louis,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63131